EXECUTIVE SUMMARY

Digital Risk, LLC (“Digital Risk”) is a third party due diligence provider of mortgage loans. Digital Risk has performed a review of mortgage loan files for its client, Bayview Fund Management, LLC (“Bayview”). The review included the scopes described below.

Loan reviews were performed by Digital Risk in connection with trade BOMFT 2017-RN4 (the “Trade”). The review period of the Trade began on June 15, 2017, and concluded on August 21, 2017.

Summary of Scopes:

Servicing Pay String Review Scope (12 Month)

The servicing pay string review (“Servicing Pay String Review”) is an independent validation of counterparty reported pay string information with discrepancies noted. The review encompassed a minimum of 12 months of payment history as provided by the servicer.

Digital Risk provided a supporting summary report which displayed the review results for each loan and the servicer-provided pay string results.

Delinquencies were reported in 30 day increments ranging from 31 days delinquent through charge-off.

Servicing Comment Review

Digital Risk conducted a review of servicing notes for the specified loans (the “Servicing Comment Review”).  The objective of the Servicing Comment Review is to identify potential key risks within servicing comments maintained for non-performing loans.  The review encompassed a minimum of 12 months of servicing note history.

Digital Risk’s Servicing Comment Review included:

1.	Receive loan level servicing notes from the Servicer.

2.	Review the servicing notes for the following items:

a.	Deceased Borrower

b.	Lien Issues

c.	Litigation

d.	Potential Fraud

e.	Property Damage

f.	Title Issues

3.	Provide summary comments of the issues identified.

Summary of Results:

Servicing Pay String Review (12 Month):

A total of 518 Servicing Pay String Reviews were included within BOMFT 2017-RN4. Digital Risk began the review process of June 15, 2017, and completed the Trade on August 21, 2017. A summary of the results is provided below.

Review Type	Loan Count	Variances
Servicing Pay String Review (12 Month)	518	34

Servicing Comment Review:

A total of 441 Servicing Comment Reviews were included within BOMFT 2017-RN4. Digital Risk began the review process on June 15, 2017, and completed the Trade on August 21, 2017. Of the 441 files reviewed, 208 contained no identifiable risk factors based upon the servicing comments provided. A total of 233 files contained at least one risk factor, with some having multiple risks present within the provided servicing comments. A summary of the results is provided below.

Review Type	Loan Count	Loans with Risk Factor(s)
Servicing Comment Review	441	233

Risk Factors	Findings
Deceased Borrower	81
Lien Issue	11
Litigation	0
Potential Fraud	0
Property Damage	14
Title Issue	12
Other	181

Total Risk Factors	299